FIXED ASSETS	12 Months Ended
Dec. 31, 2016
Record Street Brewing Co [Member]
FIXED ASSETS

NOTE 3 – FIXED ASSETS

	Cost	Accumulated Depreciation	December 31, 2016 Net Book Value	December 31, 2015 Net Book Value
Restaurant Supplies	$6,725	$-	$6,725	$-
Brewing Supplies	40,394	-	40,394	-
Leasehold Improvements	301,951	-	301,951	1,656
Total	$349,070	$-	$349,070	$1,656

During the year ended December 31, 2016, the Company did not record any depreciation. The brewing supplies were not installed and other fixed assets were not ready for service.